Contents of Significant Accounts - Summary of Income Recognized in Profit or Loss from Equity Instruments Designated as Fair Value Through Other Comprehensive Income (Detail) - TWD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Dividend Income [Abstract]
Held at end of period	$ 1,052,336	$ 1,431,931
Derecognized during the period	142,535	0
Total	$ 1,194,871	$ 1,431,931